Commitments and Contingencies (Details) $ in Millions	3 Months Ended
	Nov. 25, 2017 USD ($) building	Nov. 26, 2016 USD ($)
Entity Information [Line Items]
Number of buildings with non-cancelable operating leases | building	9
Rent expense	$ 0.6
Other commitment payment obligation	$ 1.8
(Predecessor)
Entity Information [Line Items]
Rent expense		$ 0.6